Janus Henderson Global Allocation Fund - Growth

Schedule of Investments (unaudited)

September 30, 2019

Shares		Value
Investment Companies£ – 100.0%
Alternative Funds – 8.1%
Janus Henderson Diversified Alternatives Fund - Class N Shares	2,049,989	$19,843,895
Equity Funds – 76.5%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,697,364	17,262,194
Janus Henderson Asia Equity Fund - Class N Shares	373,553	3,929,778
Janus Henderson Contrarian Fund - Class N Shares	618,748	13,414,459
Janus Henderson Emerging Markets Fund - Class N Shares	830,376	7,299,005
Janus Henderson Enterprise Fund - Class N Shares	63,367	8,946,838
Janus Henderson Forty Fund - Class N Shares*	94,690	3,678,711
Janus Henderson Global Real Estate Fund - Class N Shares	310,537	4,061,828
Janus Henderson Global Research Fund - Class N Shares	76,430	6,173,288
Janus Henderson Global Select Fund - Class N Shares	1,050,393	15,713,872
Janus Henderson International Managed Volatility Fund - Class N Shares	1,827,153	15,841,413
Janus Henderson International Value Fund - Class N Shares	1,327,436	13,101,793
Janus Henderson Large Cap Value Fund - Class N Shares	1,249,379	17,541,278
Janus Henderson Mid Cap Value Fund - Class N Shares	652,172	10,089,099
Janus Henderson Overseas Fund - Class N Shares	671,443	20,559,595
Janus Henderson Small Cap Value Fund - Class N Shares	264,694	5,751,809
Janus Henderson Triton Fund - Class N Shares	286,257	8,925,501
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	1,218,654	14,282,627
		186,573,088
Fixed Income Funds – 15.4%
Janus Henderson Flexible Bond Fund - Class N Shares	280,675	2,966,738
Janus Henderson Global Bond Fund - Class N Shares	2,914,653	28,301,281
Janus Henderson Short-Term Bond Fund - Class N Shares	2,128,948	6,429,424
		37,697,443
Total Investments (total cost $209,899,593) – 100.0%		244,114,426
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(84,491)
Net Assets – 100%		$244,029,935

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Capital Gain Distributions from Underlying Funds(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 9/30/19
Investment Companies - 100.0%
Alternative Funds - 8.1%
Janus Henderson Diversified Alternatives Fund - Class N Shares	$-	$(14,955)	$-	$(232,508)	$19,843,895
Equity Funds - 76.5%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	-	(11,349)	-	(331,944)	17,262,194
Janus Henderson Asia Equity Fund - Class N Shares	-	934	-	(73,607)	3,929,778
Janus Henderson Contrarian Fund - Class N Shares	-	21,214	-	288,139	13,414,459
Janus Henderson Emerging Markets Fund - Class N Shares	-	(32,320)	-	(563,169)	7,299,005
Janus Henderson Enterprise Fund - Class N Shares	-	951,902	-	(837,081)	8,946,838
Janus Henderson Forty Fund - Class N Shares*	-	386,420	-	(260,574)	3,678,711
Janus Henderson Global Real Estate Fund - Class N Shares	23,439	2,670,539	-	(2,343,704)	4,061,828
Janus Henderson Global Research Fund - Class N Shares	-	1,212,211	-	(1,187,285)	6,173,288

Investment Companies - 100.0%
Equity Funds - 76.5%
Janus Henderson Global Select Fund - Class N Shares	-	8,694	-	67,639	15,713,872
Janus Henderson International Managed Volatility Fund - Class N Shares	-	(11,680)	-	(276,983)	15,841,413
Janus Henderson International Value Fund - Class N Shares	-	(77,425)	-	(120,805)	13,101,793
Janus Henderson Large Cap Value Fund - Class N Shares	-	(25,218)	-	282,479	17,541,278
Janus Henderson Mid Cap Value Fund - Class N Shares	-	(18,436)	-	296,638	10,089,099
Janus Henderson Overseas Fund - Class N Shares	-	146,362	-	(554,669)	20,559,595
Janus Henderson Small Cap Value Fund - Class N Shares	-	(190,374)	-	262,464	5,751,809
Janus Henderson Triton Fund - Class N Shares	-	179,550	-	(467,347)	8,925,501
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	-	183,816	-	289,918	14,282,627
Total Equity Funds	$23,439	$5,394,840	$-	$(5,529,891)	$186,573,088
Fixed Income Funds - 15.4%
Janus Henderson Flexible Bond Fund - Class N Shares	21,237	526	-	53,205	2,966,738
Janus Henderson Global Bond Fund - Class N Shares	117,742	5,089	-	298,831	28,301,281
Janus Henderson Short-Term Bond Fund - Class N Shares	36,387	381	-	21,249	6,429,424
Total Fixed Income Funds	$175,366	$5,996	$-	$373,285	$37,697,443
Total Affiliated Investments - 100.0%	$198,805	$5,385,881	$-	$(5,389,114)	$244,114,426

(1) For securities that were affiliated for a portion of the period ended September 30, 2019, this column reflects amounts for the entire period ended September 30, 2019 and not just the period in which the security was affiliated.

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 9/30/19
Investment Companies - 100.0%
Alternative Funds - 8.1%
Janus Henderson Diversified Alternatives Fund - Class N Shares	2,057,993	48,891	(56,895)	2,049,989
Equity Funds - 76.5%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,285,944	457,635	(46,215)	1,697,364
Janus Henderson Asia Equity Fund - Class N Shares	344,161	39,696	(10,304)	373,553
Janus Henderson Contrarian Fund - Class N Shares	403,778	231,675	(16,705)	618,748
Janus Henderson Emerging Markets Fund - Class N Shares	1,061,377	1,681	(232,682)	830,376
Janus Henderson Enterprise Fund - Class N Shares	88,742	128	(25,503)	63,367
Janus Henderson Forty Fund - Class N Shares*	150,231	192	(55,733)	94,690
Janus Henderson Global Real Estate Fund - Class N Shares	895,524	2,421	(587,408)	310,537
Janus Henderson Global Research Fund - Class N Shares	161,135	155	(84,860)	76,430
Janus Henderson Global Select Fund - Class N Shares	846,461	232,642	(28,710)	1,050,393

Janus Henderson International Managed Volatility Fund - Class N Shares	1,676,836	200,693	(50,376)	1,827,153
Investment Companies - 100.0%
Equity Funds - 76.5%
Janus Henderson International Value Fund - Class N Shares	1,487,039	2,688	(162,291)	1,327,436
Janus Henderson Large Cap Value Fund - Class N Shares	1,241,834	42,195	(34,650)	1,249,379
Janus Henderson Mid Cap Value Fund - Class N Shares	416,209	253,554	(17,591)	652,172
Janus Henderson Overseas Fund - Class N Shares	850,876	1,361	(180,794)	671,443
Janus Henderson Small Cap Value Fund - Class N Shares	447,266	536	(183,108)	264,694
Janus Henderson Triton Fund - Class N Shares	315,791	580	(30,114)	286,257
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	1,211,548	40,905	(33,799)	1,218,654
Fixed Income Funds - 15.4%
Janus Henderson Flexible Bond Fund - Class N Shares	-	287,831	(7,156)	280,675
Janus Henderson Global Bond Fund - Class N Shares	2,797,336	197,754	(80,437)	2,914,653
Janus Henderson Short-Term Bond Fund - Class N Shares	-	2,183,232	(54,284)	2,128,948

Notes to Schedule of Investments (unaudited)

*	Non-income producing security.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Alternative Funds	$19,843,895	$-	$-
Equity Funds	186,573,088	-	-
Fixed Income Funds	37,697,443	-	-
Total Assets	$244,114,426	$-	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.